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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment ☐;	Amendment Number:
This Amendment (check only one):	☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Benham & Green Capital Management, LLC
Address:	1299 Prospect Street, Suite 301
La Jolla, CA 92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James A. Benham
Title:	Member/Manager
Phone:	(858) 551-3130

Signature, Place, and Date of Signing:

/s/ JAMES A. BENHAM [Signature]	La Jolla, California [City, State]	May 1, 2002 [Date]

Report Type (check only one):

☒
13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐
13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐
13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	-0-
Form 13F Information Table Entry Total:	26
Form 13F Information Table Value Total:	$68,509
(×1000)
List of Other Included Managers:	None

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8 Voting Authority
Name of Issuer	Title of Class	CUSIP	Value (x1000)	Shrs or Prn Amt	Sh/Prn	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
American Express Co	Com	025816 10 9	$852	20,796	Sh		Sole	N/A	20,796
Cisco Sys Inc	Com	17275R 10 2	$3,840	226,803	Sh		Sole	N/A	226,803
Citigroup Inc	Com	172967 10 1	$4,666	94,223	Sh		Sole	N/A	94,223
Dell Computer Corp	Com	247025 10 9	$3,276	125,458	Sh		Sole	N/A	125,458
E M C Corp Mass	Com	268648 10 2	$967	81,089	Sh		Sole	N/A	81,089
General Elec Co	Com	369604 10 3	$2,358	62,975	Sh		Sole	N/A	62,975
Genentech Inc	Com New	368710 40 6	$373	7,390	Sh		Sole	N/A	7,390
Intel Corp	Com	458140 10 0	$5,634	185,274	Sh		Sole	N/A	185,274
I2 Technologies Inc	Com	465754 10 9	$282	55,673	Sh		Sole	N/A	55,673
JDS Uniphase Corp	Com	46612J 10 1	$765	129,918	Sh		Sole	N/A	129,918
Johnson & Johnson	Com	478160 10 4	$4,120	63,431	Sh		Sole	N/A	63,431
JP Morgan Chase & Co	Com	46625H 10 0	$2,858	80,161	Sh		Sole	N/A	80,161
Juniper Networks Inc	Com	48203R 10 4	$332	26,322	Sh		Sole	N/A	26,322
Merck & Co Inc	Com	589331 10 7	$442	7,672	Sh		Sole	N/A	7,672
Merrill Lynch & Co Inc	Com	590188 10 8	$666	12,026	Sh		Sole	N/A	12,026
Microsoft Corp	Com	594918 10 4	$4,953	82,124	Sh		Sole	N/A	82,124
Motorola Inc	Com	620076 10 9	$671	47,273	Sh		Sole	N/A	47,273
Nokia Corp	Sponsored ADR	654902 20 4	$6,305	304,002	Sh		Sole	N/A	304,002
Nortel Networks Corp New	Com	656568 10 2	$475	105,828	Sh		Sole	N/A	105,828
Oracle Corp	Com	68389X 10 5	$1,019	79,641	Sh		Sole	N/A	79,641
PMC — Sierra Inc	Com	69344F 10 6	$399	24,512	Sh		Sole	N/A	24,512
Pfizer Inc	Com	717081 10 3	$6,954	174,990	Sh		Sole	N/A	174,990
Qualcomm Inc	Com	747525 10 3	$13,819	367,140	Sh		Sole	N/A	367,140
Rambus Inc Del	Com	750917 10 6	$1,154	148,170	Sh		Sole	N/A	148,170
Sun Microsystems Inc	Com	866810 10 4	$179	20,289	Sh		Sole	N/A	20,289
Texas Instrs Inc	Com	882508 10 4	$1,150	34,735	Sh		Sole	N/A	34,735

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Form 13F SUMMARY PAGE